INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - Investment in subsidiaries (Details) - Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
At 1 January	$ 59,050	$ 80,067	$ 15,067
Impairment	(32,819)	(21,017)
Additions			65,000
Disposals			(15,067)
At 31 December	$ 26,231	$ 59,050	$ 80,067